Noncontrolling Interests Subject to Put Provisions (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Noncontrolling Interests Subject To Put Provisions (Details) [Abstract]
Potential obligations under the put provisions	$ 540,980	$ 410,491	$ 540,980	$ 410,491
Temporary Equity [Line Items]
Noncontrolling interests subject to put provisions beginning balance			410,491
Dividends paid			271,733		280,649
Purchase (sale) of noncontrolling interests			89,917		3,789
Cash contributions from noncontrolling interests			38,417		59,066
Changes in fair value of noncontrolling interests			(40,173)		(86,233)
Net Income	325,304	286,084	718,998	535,199
Other comprehensive income (loss), net of tax	(156,494)	42,636	(54,589)	163,205
Noncontrolling interests subject to put provisions ending balance	540,980		540,980		410,491
Put provisions exercisable	149,815		149,815
Noncontrolling interests subject to put provisions [Member]
Temporary Equity [Line Items]
Dividends paid	(25,880)	(43,104)
Purchase (sale) of noncontrolling interests	85,113	37,786
Cash contributions from noncontrolling interests	3,809	7,222
Changes in fair value of noncontrolling interests	40,173	86,233
Net Income	27,449	42,857
Other comprehensive income (loss), net of tax	(175)	(212)
Noncontrolling interests subject to put provisions ending balance		$ 279,709		$ 279,709